Provisions for liabilities and charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	£ 61	£ 64
Exchange differences	(35)	(1)
Additional provisions	41	24
Used during the year	(46)	(25)
Unused amounts reversed	(8)	(3)
Acquisition of companies and businesses	475	2
Unwinding of discount on provisions	4
Ending balance	492	61
Analysed as follows:
Non-current	359	34
Current	133	27
Total	£ 492	£ 61
UNITED STATES
Provisions for liabilities and charges
Discount rate used in cash flow projections		0.90%
UNITED STATES | Minimum
Provisions for liabilities and charges
Discount rate used in cash flow projections	3.50%
UNITED STATES | Maximum
Provisions for liabilities and charges
Discount rate used in cash flow projections	5.875%
Termite damage claims
Reconciliation of changes in provisions for liabilities and charges
Exchange differences	£ (28)
Additional provisions	3
Used during the year	(10)
Acquisition of companies and businesses	335
Unwinding of discount on provisions	3
Ending balance	303
Analysed as follows:
Total	£ 303
Utilisation period of provisions	20 years
Termite damage claims | Discount rate
Provisions for liabilities and charges
Discount rate used in cash flow projections	4.31%	0.90%
Discount rate after potential increase used in cash flow projections	4.53%
Percentage of reasonably possible increase in risk assumption	5.00%
Increase (decrease) in provision due to increase in assumption	£ (3)
Termite damage claims | Claim cost
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption	5.00%
Increase (decrease) in provision due to increase in assumption	£ 14
Percentage of actual increase (decrease) in risk assumption	17.00%
Termite damage claims | Claim rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption	5.00%
Increase (decrease) in provision due to increase in assumption	£ 14
Percentage of actual increase (decrease) in risk assumption	(16.00%)
Termite damage claims | Customer churn rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption	1.00%
Increase (decrease) in provision due to increase in assumption	£ 10
Percentage of actual increase (decrease) in risk assumption	1.20%
Termite damage claims | Minimum | Claim cost
Provisions for liabilities and charges
Historical time period for each material category of claim	6 months
Termite damage claims | Maximum | Claim cost
Provisions for liabilities and charges
Historical time period for each material category of claim	5 years
Self-insurance
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	£ 37	£ 32
Exchange differences	(7)
Additional provisions	30	18
Used during the year	(26)	(14)
Unused amounts reversed	(6)	(1)
Acquisition of companies and businesses	136	2
Unwinding of discount on provisions	1
Ending balance	165	37
Analysed as follows:
Total	£ 165	37
Estimated minimum percentage of insurance claims that should settle within the next five years	50.00%
Estimated maximum percentage of insurance claims that should settle within the next five years	75.00%
Environmental
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	£ 11	14
Exchange differences		(1)
Used during the year	(2)	(2)
Acquisition of companies and businesses	3
Ending balance	12	11
Analysed as follows:
Total	£ 12	11
Utilisation period of provisions	5 years
Other
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	£ 13	18
Additional provisions	8	6
Used during the year	(8)	(9)
Unused amounts reversed	(2)	(2)
Acquisition of companies and businesses	1
Ending balance	12	13
Analysed as follows:
Total	£ 12	£ 13
Utilisation period of provisions	5 years